Related party transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 05, 2015	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Due from related parties, current:
Receivable from related parties		$ 1,157	$ 981
Loans due from employees		115	103
Total due from related parties, current		1,272	1,084
Due to related parties, current:
Payable to related parties		14	460
Total due to related parties, current		14	460
Turnovers of related parties
Sales of services		2,357	631	$ 5,592
Purchase of goods		589	347	708
Purchase of services		$ 521	$ 380	$ 267
Area 52 Property AG
Due to related parties, current:
Base rent per annum	$ 300
Maximum | Area 52 Property AG
Due to related parties, current:
Per annum rent increase (in percent)	2.00%